Pension Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Schedule of the Funded Status of the Non-U.S. Plans

The following sets forth the funded status of our non-U.S. plans as of the most recent actuarial valuations using measurement dates of December 31 ($ in millions):

	2016	2015
Change in pension benefit obligation:
Benefit obligation at beginning of year	$326.9	$375.1
Service cost	3.5	4.9
Interest cost	7.4	8.4
Employee contributions	1.5	1.1
Benefits paid and other	(12.8)	(10.4)
Plan combinations/acquisitions	2.8	(5.9)
Actuarial loss (gain)	32.2	(17.0)
Amendments, settlements and curtailments	(1.6)	(1.7)
Foreign exchange rate impact	(24.5)	(27.6)

Benefit obligation at end of year	335.4	326.9

Change in plan assets:
Fair value of plan assets at beginning of year	196.7	214.9
Actual return on plan assets	17.9	(0.4)
Employer contributions	10.7	10.8
Employee contributions	1.5	1.1
Amendments and settlements	(0.5)	(1.7)
Benefits paid and other	(12.8)	(10.4)
Plan combinations/acquisitions	1.8	(3.4)
Foreign exchange rate impact	(17.2)	(14.2)

Fair value of plan assets at end of year	198.1	196.7

Funded status	$(137.3)	$(130.2)

Schedule of Weighted Average Assumptions Used

Weighted average assumptions used to determine benefit obligations at date of measurement

	2016	2015
Discount rate	1.91%	2.65%
Rate of compensation increase	2.89%	2.77%

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Weighted average assumptions used to determine net periodic pension cost at date of measurement

	2016	2015
Discount rate	2.63%	2.41%
Expected return on plan assets	4.19%	4.30%
Rate of compensation increase	2.77%	2.83%

Schedule of Net Periodic Pension Costs

The following sets forth the components of our net periodic pension costs associated with these plans ($ in millions):

	Three Months Ended
	March 31, 2017	April 1, 2016
Service cost	$1.0	$0.8
Interest cost	1.4	1.9
Expected return on plan assets	(1.8)	(2.0)
Amortization of net loss	1.1	1.3

Net periodic pension cost	$1.7	$2.0

Components of net periodic pension cost

($ in millions)	2016	2015
Service cost	$3.5	$4.9
Interest cost	7.4	8.4
Expected return on plan assets	(8.1)	(8.9)
Amortization of net loss	5.5	6.9

Net periodic pension cost	$8.3	$11.3

Schedule of Fair Value of Pension Plan Assets

The fair values of our pension plan assets as of December 31, 2016, by asset category were as follows ($ in millions):

	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash and equivalents	$4.4	$—	$—	$4.4
Fixed income securities:
Corporate bonds	—	0.3	—	0.3
Mutual funds	—	7.7	—	7.7
Insurance contracts	—	1.4	—	1.4

Total	$4.4	$9.4	$—	$13.8
Investments measured at NAV(a):
Mutual funds				179.8
Other private investments				4.5

Total assets at fair value				$198.1

(a)	The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the total fair value of plan assets.

The fair values of our pension plan assets as of December 31, 2015, by asset category were as follows ($ in millions):

	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash and equivalents	$2.9	$—	$—	$2.9
Fixed income securities:
Corporate bonds	—	(0.1)	—	(0.1)
Mutual funds	—	7.5	—	7.5
Insurance contracts	—	1.5	—	1.5

Total	$2.9	$8.9	$—	$11.8
Investments measured at NAV(a):
Mutual funds				179.6
Other private investments				5.3

Total assets at fair value				$196.7

(a)	The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the total fair value of plan assets.

Schedule of Expected Benefit Payments

The following sets forth benefit payments to participants, which reflect expected future service, as appropriate, expected to be paid by the plans in the periods indicated ($ in millions):

2017	$12.0
2018	12.4
2019	12.4
2020	12.7
2021	12.7
2022-2026	68.9